CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property, plant and equipment	$ 1,577,284	$ 1,560,860	$ 1,535,400
Trade and other receivables	55,052	0
Long term ore stockpiles	159,534	164,706
Investment in equity accounted joint ventures	1,440,610	1,414,211	1,427,316
Other investments in joint ventures	50,109	34,423	45,940
Total investments in joint ventures	1,490,719	1,448,634	1,473,256
Total non-current assets	3,282,589	3,174,200
Current assets
Inventories and ore stockpiles	116,797	119,027
Trade and other receivables	184,275	231,430
Cash and cash equivalents	719,808	516,301	213,372
Total current assets	1,020,880	866,758
Total assets	4,303,469	4,040,958
EQUITY
Share capital	4,707	4,690
Share premium	1,563,361	1,537,326
Retained earnings	2,077,513	1,893,542
Other reserves	60,774	63,141
Equity attributable to owners of the parent	3,706,355	3,498,699
Non-controlling interests	285,914	253,258
Total equity	3,992,269	3,751,957	3,492,305
Non-current liabilities
Loans from minority shareholders	2,765	2,765
Deferred tax	52,781	42,386	0
Provision for rehabilitation	55,738	55,455	47,581
Total non-current liabilities	111,284	100,606
Current liabilities
Trade and other payables	149,288	127,377
Current tax payable	50,628	61,018
Total current liabilities	199,916	188,395
Total equity and liabilities	4,303,469	4,040,958
Kibali Jersey Limited [member]
Non-current assets
Property, plant and equipment	2,107,718	2,068,306	2,012,303
Trade and other receivables	125,294	87,435	32,788
Mineral properties	519,117	576,536	634,394
Long term ore stockpiles	12,779	43,771	43,162
Investment in equity accounted joint ventures	255	142	289
Other investments in joint ventures	25,577	28,830	31,086
Total investments in joint ventures	25,832	28,972	31,375
Deferred tax asset	43,237	0	0
Total non-current assets	2,833,977	2,805,020	2,754,022
Current assets
Inventories and ore stockpiles	73,231	72,505	78,598
Trade and other receivables	92,991	107,025	180,724
Available-for-sale financial assets	26	58	45
Cash and cash equivalents	3,288	18,865	21,373
Total current assets	169,536	198,453	280,740
Total assets	3,003,513	3,003,473	3,034,762
EQUITY
Share capital	5	5	5
Share premium	2,523,612	2,493,612	2,493,612
Retained earnings	293,821	267,480	269,943
Other reserves	(20)	13	0
Equity attributable to owners of the parent	2,817,418	2,761,110	2,763,560
Non-controlling interests	7,420	19,777	27,624
Total equity	2,824,838	2,780,887	2,791,184
Non-current liabilities
Loans from minority shareholders	41,210	46,929	51,747
Deferred tax	0	11,096	41,926
Provision for rehabilitation	23,244	21,163	15,533
Total non-current liabilities	64,454	79,188	109,206
Current liabilities
Loans and borrowings	7,596	10,285	9,808
Trade and other payables	104,633	131,859	117,083
Current tax payable	1,992	1,254	7,481
Total current liabilities	114,221	143,398	134,372
Total equity and liabilities	$ 3,003,513	$ 3,003,473	$ 3,034,762